Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net Income	$ 22,240	$ 26,842	$ 50,964	$ 51,761
Other comprehensive income:
Foreign currency translation (loss)/income	232	(326)	626	(292)
Total comprehensive income	22,472	26,516	51,590	51,469
Total comprehensive income attributable to:
Stockholders of Navigator Holdings Ltd.	21,685	22,914	49,116	45,521
Non-controlling interest	787	3,602	2,474	5,948
Total comprehensive income	$ 22,472	$ 26,516	$ 51,590	$ 51,469